UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St. Suite 325 Denver, CO 80206

(Name and address of agent for service):	David J. Corkins 100 Fillmore St. Suite 325 Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value

Common Stocks - 92.4%
Consumer Discretionary - 22.8%

Distributors - 1.0%
LKQ Corp.[1]	397,067	$12,678,349

Diversified Consumer Services - 5.4%
2U, Inc.[1,2]	761,879	17,218,465
Grand Canyon Education, Inc.[1]	389,446	16,644,922
ServiceMaster Global Holdings, Inc.[1]	859,767	32,396,021

		66,259,408

Hotels, Restaurants & Leisure - 1.5%
Dunkin’ Brands Group, Inc.[2]	394,326	18,600,358

Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.[2]	153,596	15,126,134

Media - 2.6%
National CineMedia, Inc.	2,094,478	31,857,010

Specialty Retail - 6.7%
DSW, Inc. Class A2	286,208	7,910,789
Five Below, Inc.[1,2]	306,788	12,682,616
Hibbett Sports, Inc.[1,2]	414,416	14,877,534
Monro Muffler Brake, Inc.[2]	156,627	11,194,132
Sally Beauty Holdings, Inc.[1]	1,137,313	36,826,195

		83,491,266

Textiles, Apparel & Luxury Goods - 4.4%
Carter’s, Inc.	234,622	24,724,467
Tumi Holdings, Inc.[1]	321,800	8,630,676
Wolverine World Wide, Inc.	1,115,758	20,552,262

		53,907,405

Total Consumer Discretionary		281,919,930

Consumer Staples - 0.5%

Beverages - 0.5%
Boston Beer Co., Inc. (The)
Class A1,2	33,386	6,178,747

Total Consumer Staples		6,178,747

Energy - 2.2%

Energy Equipment & Services - 2.2%
Dril-Quip, Inc.[1]	102,847	6,228,414
RigNet, Inc.[1,2]	930,845	12,733,960
US Silica Holdings, Inc.[2]	370,107	8,408,831

Total Energy		27,371,205

Financials - 5.7%

Capital Markets - 4.0%
Financial Engines, Inc.[2]	557,032	17,507,516
LPL Financial Holdings, Inc.[2]	694,488	17,223,302
WisdomTree Investments, Inc.[2]	1,271,102	14,528,696

		49,259,514

	Shares	Value

Commercial Banks - 0.7%
Bank of the Ozarks, Inc.	196,123	$8,231,282

Real Estate Investment Trusts - 1.0%
National Storage Affiliates Trust	620,062	13,145,315

Total Financials		70,636,111

Health Care - 14.8%

Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc.[1]	99,815	6,265,388
Atara Biotherapeutics, Inc. [1]	82,617	1,572,202
Bluebird Bio, Inc.[1,2]	155,421	6,605,392
DBV Technologies SA ADR (France)[1]	237,820	7,741,041
Dyax Corp. CVR[1]	316,946	351,810
Juno Therapeutics, Inc. [1]	161,912	6,167,228
Neurocrine Biosciences, Inc.[1]	166,884	6,600,262

		35,303,323

Health Care Equipment & Supplies - 3.9%
ABIOMED, Inc.[1]	115,975	10,995,590
Align Technology, Inc.[1]	169,889	12,349,231
LDR Holding Corp. [1,2]	720,729	18,371,382
Nevro Corp. [1,2]	125,407	7,055,398

		48,771,601

Health Care Providers & Services - 4.8%
Cooper Cos., Inc. (The)	111,412	17,154,105
DexCom, Inc.[1]	163,926	11,132,215
Endologix, Inc.[1,2]	1,451,606	12,135,426
Insulet Corp.[1]	175,180	5,808,969
Novadaq Technologies, Inc.[1,2]	658,366	7,301,279
Quidel Corp.[1,2]	368,846	6,366,282

		59,898,276

Health Care Technology - 2.5%
athenahealth, Inc.[1,2]	59,995	8,326,106
Medidata Solutions, Inc.[1]	262,495	10,161,181
Spectranetics Corp. (The)[1,2]	885,932	12,863,733

		31,351,020

Pharmaceuticals - 0.7%
Revance Therapeutics, Inc.[1,2]	350,341	6,116,954
Syndax Pharmaceuticals, Inc.[1]	84,439	1,124,727
Syndax Pharmaceuticals, Inc. Acquisition Date: 8/18/15, Cost $1,116,244[1,3,4]	79,782	903,128

		8,144,809

Total Health Care		183,469,029

Industrials - 27.2%

Aerospace & Defense - 2.3%
HEICO Corp. Class A	592,439	28,200,096

Air Freight & Logistics - 1.6%
Forward Air Corp.[2]	429,113	19,447,401

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares	Value

Commercial Services & Supplies - 4.1%
Clean Harbors, Inc.[1]	784,731	$38,718,627
Ritchie Bros. Auctioneers, Inc. (Canada)	476,370	12,900,100

		51,618,727

Electrical Equipment - 1.6%
Sensata Technologies Holding N.V. (Netherlands)[1]	508,920	19,766,453

Machinery - 6.3%
Donaldson Co., Inc.	280,903	8,963,615
Kennametal, Inc.	511,341	11,500,059
Proto Labs, Inc.[1,2]	124,651	9,609,346
Tennant Co.	318,148	16,378,259
Wabtec Corp.[2]	191,937	15,218,685
Woodward, Inc.[2]	323,272	16,816,609

		78,486,573

Marine - 1.3%
Kirby Corp.[1]	273,308	16,477,739

Professional Services - 3.9%
Advisory Board Co. (The)[1]	211,160	6,809,910
CEB, Inc.	403,920	26,145,742
TriNet Group, Inc.[1]	1,053,367	15,115,816

		48,071,468

Road & Rail - 3.4%
Heartland Express, Inc.[2]	1,314,102	24,376,592
Roadrunner Transportation Systems, Inc.[1]	713,186	8,886,298
Saia, Inc.[1]	318,079	8,953,924

		42,216,814

Trading Companies & Distributors - 2.7%
MSC Industrial Direct Co., Inc. Class A	335,710	25,618,030
WESCO International, Inc.[1,2]	141,504	7,736,024

		33,354,054

Total Industrials		337,639,325

Information Technology - 19.2%

Electronic Equipment & Instruments - 2.4%
Trimble Navigation Ltd.[1]	1,201,084	29,786,883

Internet Software & Services - 5.6%
ChannelAdvisor Corp.[1]	977,248	10,994,040
Cimpress, N.V. (Netherlands)[1,2]	167,289	15,171,439
CoStar Group, Inc.[1]	42,443	7,986,499
Demandware, Inc.[1,2]	342,725	13,400,548
New Relic, Inc. [1,2]	262,854	6,855,232
Shutterstock, Inc.[1,2]	233,407	8,573,039
SPS Commerce, Inc.[1]	152,192	6,535,125

		69,515,922

	Shares	Value

IT Services - 2.5%
Euronet Worldwide, Inc.[1]	86,087	$6,379,908
Gartner, Inc.[1]	271,861	24,290,780

		30,670,688

Software - 7.6%
Barracuda Networks, Inc.[1,2]	665,511	10,248,869
Cadence Design Systems, Inc.[1]	1,607,483	37,904,449
Descartes Systems Group, Inc. (The)[1]	511,211	9,973,727
Fleetmatics Group Plc (Ireland)[1,2]	339,036	13,802,155
RealPage, Inc.[1]	277,820	5,789,769
SS&C Technologies Holdings, Inc.	257,971	16,360,521

		94,079,490

Technology Hardware, Storage & Peripherals - 1.1%
Stratasys Ltd.[1,2]	536,577	13,908,076

Total Information Technology		237,961,059

Total Common Stocks - 92.4% (Cost $1,094,545,086)		1,145,175,406

	Shares/ Principal Amount

Short-Term Investments - 14.0%5
Money Market Funds - 2.9%

Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.25%	7,922,000	7,922,000
Federated Treasury Obligations Fund, 0.17%	5,283,000	5,283,000
Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.27%	7,610,000	7,610,000
STIT, Government & Agency Portfolio, 0.23%	7,515,000	7,515,000
STIT, Treasury Portfolio, 0.20%	7,156,000	7,156,000

Total Money Market Funds		35,486,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

Repurchase Agreements - 11.1%

HSBC Securities, Inc., dated 3/31/16, due 4/1/16, 0.29%, total to be received $40,383,749 (collateralized by various U.S. Government Agency Obligations, 1.38% - 6.50%, 7/1/18 - 3/1/46, totaling $41,191,158)	$40,383,424	$40,383,424
JP Morgan Securities LLC, dated 3/31/16, due 4/1/16, 0.31%, total to be received $16,868,083 (collateralized by various U.S. Government Agency Obligations, 0.88% - 1.38%, 2/28/17 - 3/31/20, totaling $17,205,473)	16,867,938	16,867,938
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/16, due 4/1/16, 0.30%, total to be received $40,383,761 (collateralized by various U.S. Government Agency Obligations, 1.41% - 7.00%, 5/15/24 - 1/20/66, totaling $41,191,093)	40,383,424	40,383,424

	Shares/ Principal Amount	Value

Mizuho Securities USA, Inc., dated 3/31/16, due 4/1/16, 0.34%, total to be received $40,383,805 (collateralized by various U.S. Government Agency Obligations, 1.94% - 9.50%, 10/1/19 - 6/1/44, totaling $41,191,093)	$40,383,424	$40,383,424

Total Repurchase Agreements		138,018,210

Total Short-Term Investments - 14.0% (Cost $173,504,210)		173,504,210

Total Investments - 106.4% (Cost $1,268,049,296)		1,318,679,616

Liabilities in Excess of Other Assets - (6.4)%		(79,553,579)

Net Assets - 100.0%		$1,239,126,037

ADR—American Depositary Receipt.

CVR—Contingent Value Rights

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc— Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2016. Total value of such securities at period-end amounts to $206,823,789 and represents 16.69% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $903,128 and represents 0.07% of net assets.
[5]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value

Common Stocks - 91.1%
Consumer Discretionary - 20.1%

Distributors - 2.0%
LKQ Corp.[1]	356,228	$11,374,360

Diversified Consumer Services - 3.0%
Regis Corp.[1]	527,601	8,014,259
ServiceMaster Global Holdings, Inc.[1]	223,912	8,437,004

		16,451,263

Food & Staples Retailing - 0.3%
Fresh Market, Inc. (The) [1,2]	62,664	1,787,804

Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp.	65,433	3,381,578

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.[2]	64,247	6,327,045

Multiline Retail - 1.6%
Fred’s, Inc. Class A	580,000	8,647,800

Specialty Retail - 8.6%
Cabela’s, Inc[1,2]	187,927	9,150,165
Children’s Place, Inc. (The)	173,161	14,453,749
Dick’s Sporting Goods, Inc.	152,644	7,136,107
Five Below, Inc.[1,2]	205,702	8,503,721
Select Comfort Corp.[1]	430,878	8,354,724

		47,598,466

Textiles, Apparel & Luxury Goods - 2.9%
Gildan Activewear, Inc. (Canada)	523,184	15,962,344

Total Consumer Discretionary		111,530,660

Consumer Staples - 1.8%

Beverages - 1.8%
Diageo Plc ADR	92,500	9,977,975

Total Consumer Staples		9,977,975

Energy - 6.2%

Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc. [2]	44,373	2,605,583

Oil, Gas & Consumable Fuels - 5.7%
Cameco Corp.	710,999	9,129,227
EOG Resources, Inc.	237,993	17,273,532
TOTAL SA ADR[2]	120,000	5,450,400

		31,853,159

Total Energy		34,458,742

Financials - 13.1%

Capital Markets - 1.9%
Oaktree Capital Group LLC [2]	209,970	10,357,820

Commercial Banks - 6.0%
Bank of Hawaii Corp.[2]	145,754	9,952,083
Citizens Financial Group Inc.	582,253	12,198,200

	Shares	Value

Synchrony Financial [1]	391,791	$11,228,730

		33,379,013

Insurance - 0.5%
Old Republic International Corp.	150,877	2,758,032

Real Estate Investment Trusts - 1.9%
Rayonier, Inc.	421,842	10,411,061

Real Estate Management & Development - 2.8%
Alexander & Baldwin, Inc.	431,677	15,833,912

Total Financials		72,739,838

Health Care - 10.8%

Biotechnology - 3.8%
Agios Pharmaceuticals, Inc.[1,2]	59,500	2,415,700
Celgene Corp.[1]	111,000	11,109,990
Chimerix, Inc. [1]	525,000	2,682,750
Neurocrine Biosciences, Inc.[1]	119,022	4,707,320

		20,915,760

Health Care Equipment & Supplies - 3.5%
CR Bard, Inc.	52,801	10,701,179
Hologic, Inc. [1]	255,270	8,806,815

		19,507,994

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. [1]	217,769	3,129,340

Pharmaceuticals - 2.9%
Impax Laboratories, Inc.[1]	154,561	4,949,043
Nektar Therapeutics [1,2]	472,593	6,498,154
Perrigo Co., Plc	38,500	4,925,305

		16,372,502

Total Health Care		59,925,596

Industrials - 8.8%

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.[1]	187,254	9,239,112

Electrical Equipment - 1.1%
EnerSys, Inc.	110,000	6,129,200

Machinery - 3.8%
Lindsay Corp.[2]	49,503	3,544,910
Xylem, Inc.	435,500	17,811,950

		21,356,860

Marine - 1.1%
Kirby Corp.[1]	105,694	6,372,291

Road & Rail - 1.1%
Union Pacific Corp.	76,000	6,045,800

Total Industrials		49,143,263

Information Technology - 27.1%

Communications Equipment - 2.3%
QUALCOMM, Inc.	253,000	12,938,420

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares	Value

Electronic Equipment & Instruments - 3.3%
Fitbit, Inc. Class A1,2	309,964	$4,695,955
Trimble Navigation Ltd.[1]	550,759	13,658,823

		18,354,778

Internet Software & Services - 1.6%
Bankrate, Inc.[1]	379,522	3,480,217
Twitter, Inc.[1]	312,340	5,169,227

		8,649,444

IT Services - 4.3%
CACI International, Inc. Class A1	224,800	23,986,160

Semiconductors - 6.0%
Mellanox Technologies Ltd.[1]	133,058	7,229,041
NVIDIA Corp.	507,919	18,097,154
Power Integrations, Inc.	159,837	7,937,505

		33,263,700

Software - 9.6%
Barracuda Networks, Inc.[1]	275,239	4,238,681
Fortinet, Inc.[1]	227,115	6,956,532
Microsoft Corp.	420,200	23,207,646
Silver Spring Networks, Inc.[1,2]	500,303	7,379,469
Verint Systems, Inc.[1]	347,000	11,582,860

		53,365,188

Total Information Technology		150,557,690

Materials - 1.9%

Containers & Packaging - 0.5%
Owens-Illinois, Inc.[1]	174,888	2,791,213

Metals & Mining - 1.4%
Newmont Mining Corp.	292,264	7,768,377

Total Materials		10,559,590

Telecommunication Services - 1.3%

Diversified Telecommunications - 1.3%
Iridium Communications, Inc.[1,2]	935,515	7,362,503

Total Telecommunication Services		7,362,503

Total Common Stocks - 91.1% (Cost $447,445,695)		506,255,857

	Shares/ Principal Amount

Short-Term Investments - 9.7%[3]
Money Market Funds - 1.8%

Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.25%	2,148,000	2,148,000
Federated Treasury Obligations Fund, 0.17%	1,521,000	1,521,000

	Shares/ Principal Amount	Value

Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.27%	2,179,000	$2,179,000
STIT, Government & Agency Portfolio, 0.23%	2,015,000	2,015,000
STIT, Treasury Portfolio, 0.20%	1,940,000	1,940,000

Total Money Market Funds		9,803,000

Repurchase Agreements - 7.9%

BNP Paribas S.A., dated 3/31/16, due 4/1/16, 0.30%, total to be received $6,418,302 (collateralized by various U.S. Government Agency Obligations, 0.00% - 8.13%, 5/15/16 - 8/15/43, totaling $6,546,621)	$6,418,249	6,418,249
HSBC Securities, Inc., dated 3/31/16, due 4/1/16, 0.29%, total to be received $12,512,384 (collateralized by various U.S. Government Agency Obligations, 1.38% - 6.50%, 7/1/18 - 3/1/46, totaling $12,762,549)	12,512,283	12,512,283
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/16, due 4/1/16, 0.30%, total to be received $12,512,387 (collateralized by various U.S. Government Agency Obligations, 1.41% - 7.00%, 5/15/24 - 1/20/66, totaling $12,762,529)	12,512,283	12,512,283

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

Mizuho Securities USA, Inc., dated 3/31/16, due 4/1/16, 0.34%, total to be received $12,512,401 (collateralized by various U.S. Government Agency Obligations, 1.94% - 9.50%, 10/1/19 - 6/1/44,totaling $12,762,529)	$12,512,283	$12,512,283

Total Repurchase Agreements		43,955,098

Total Short-Term Investments - 9.7% (Cost $53,758,098)		53,758,098

Total Investments - 100.8% (Cost $501,203,793)		560,013,955

Liabilities in Excess of Other Assets - (0.8)%		(4,455,579)

Net Assets - 100.0%		$555,558,376

ADR—American Depositary Receipt.

Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2016.Total value of such securities at period-end amounts to $62,367,681 and represents 11.23% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value

Common Stocks - 80.4%
Consumer Discretionary - 14.0%

Hotels, Restaurants & Leisure - 4.1%
Las Vegas Sands Corp.	14,531	$750,962
Starbucks Corp.	18,247	1,089,346

		1,840,308

Internet & Catalog Retail - 2.4%
Amazon.com, Inc.[1]	1,785	1,059,647

Media - 2.3%
Walt Disney Co. (The)	10,379	1,030,738

Specialty Retail - 4.1%
Tiffany & Co.	11,064	811,877
TJX Companies, Inc. (The)	12,975	1,016,591

		1,828,468

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	8,304	510,447

Total Consumer Discretionary		6,269,608

Consumer Staples - 5.9%

Beverages - 1.6%
Brown-Forman Corp. Class B	7,300	718,831

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	6,432	1,013,555

Tobacco - 2.1%
Altria Group, Inc.	14,946	936,516

Total Consumer Staples		2,668,902

Energy - 3.3%

Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.[2]	20,758	645,574

Oil, Gas & Consumable Fuels - 1.8%
California Resources Corp.	181,105	186,538
Cameco Corp.	17,437	223,891
EOG Resources, Inc.	5,678	412,109

		822,538

Total Energy		1,468,112

Financials - 2.9%

Commercial Banks - 1.9%
U.S. Bancorp	20,679	839,361

Diversified Financial Services - 1.0%
Intercontinental Exchange, Inc.	2,027	476,629

Total Financials		1,315,990

Health Care - 9.0%

Biotechnology - 5.8%
Alnylam Pharmaceuticals, Inc.[1]	5,429	340,778
Celgene Corp.[1]	5,737	574,216
Gilead Sciences, Inc.	12,570	1,154,680
OvaScience, Inc. [1,2]	25,941	246,180

	Shares	Value

Vertex Pharmaceuticals, Inc. [1]	3,736	$296,975

		2,612,829

Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. [1,2]	26,964	387,473

Pharmaceuticals - 2.4%
Perrigo Co., Plc	8,304	1,062,331

Total Health Care		4,062,633

Industrials - 7.9%

Aerospace & Defense - 2.1%
Lockheed Martin Corp.	4,151	919,447

Air Freight & Logistics - 2.1%
United Parcel Service, Inc. Class B	9,000	949,230

Professional Services - 3.7%
Equifax, Inc.	14,531	1,660,748

Total Industrials		3,529,425

Information Technology - 31.1%

Communications Equipment - 2.4%
QUALCOMM, Inc.	20,758	1,061,564

Electronic Equipment & Instruments - 1.2%
Fitbit, Inc. Class A1,2	35,953	544,688

Internet Software & Services - 7.7%
Alphabet, Inc. Class A1	1,622	1,237,424
Facebook, Inc. Class A1	14,192	1,619,307
LinkedIn Corp. Class A1	2,491	284,846
Twitter, Inc. [1]	20,345	336,710

		3,478,287

IT Services - 5.2%
Black Knight Financial Services, Inc. Class A1,2	15,409	478,141
International Business Machines Corp.	3,448	522,199
MasterCard, Inc. Class A	5,934	560,763
Visa, Inc. Class A	9,964	762,047

		2,323,150

Semiconductors - 3.5%
NVIDIA Corp.	44,605	1,589,276

Software - 7.1%
Atlassian Corp. Plc Class A1	8,685	218,428
Microsoft Corp.	38,523	2,127,625
Workday, Inc. Class A1,2	10,746	825,723

		3,171,776

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	16,387	1,786,019

Total Information Technology		13,954,760

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares	Value

Materials - 5.3%

Chemicals - 1.9%
Dow Chemical Co. (The)	8,133	$413,644
Mosaic Co. (The) [2]	16,607	448,389

		862,033

Metals & Mining - 3.4%
Royal Gold, Inc.	30,000	1,538,700

Total Materials		2,400,733

Utilities - 1.0%

Multi-Utilities - 1.0%
Dominion Resources, Inc.	6,211	466,570

Total Utilities		466,570

Total Common Stocks - 80.4% (Cost $34,502,767)		36,136,733

	Principal Amount

Corporate Bonds - 3.1%
Energy - 3.1%

Oil, Gas & Consumable Fuels - 3.1%
California Resources Corp., 8.00%, 12/15/22	$3,616,000	1,392,160

Total Corporate Bonds - 3.1% (Cost $1,474,686)		1,392,160

	Number of Contracts

Call Options Purchased - 0.1%
Continental Resources, Inc.
Expiring January 20, 2017 at $40.00	150	43,500
Halliburton Co.
Expiring January 20, 2017 at $50.00	150	6,300
Twitter, Inc.
Expiring January 20, 2017 at $50.00	25	225

Total Call Options Purchased - 0.1% (Cost $235,932)		50,025

	Principal Amount	Value

Short-Term Investments - 5.9%3
Repurchase Agreements - 5.9%

HSBC Securities, Inc., dated 3/31/16, due 4/1/16, 0.29%, total to be received $617,688 (collateralized by various U.S. Government Agency Obligations, 1.38% - 6.50%, 7/1/18 - 3/1/46, totaling $630,038)	$617,683	$617,683
JP Morgan Securities LLC, dated 3/31/16, due 4/1/16, 0.31%, total to be received $183,093 (collateralized by various U.S. Government Agency Obligations, 0.88% - 1.38%, 2/28/17 - 3/31/20, totaling $186,755)	183,091	183,091
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/16, due 4/1/16, 0.29%, total to be received $617,688 (collateralized by various U.S. Government Agency Obligations, 1.41% - 7.00%, 5/15/24 - 1/20/66, totaling $630,037)	617,683	617,683
Mizuho Securities USA, Inc., dated 3/31/16, due 4/1/16, 0.34%, total to be received $617,689 (collateralized by various U.S. Government Agency Obligations, 1.94% - 9.50%, 10/1/19 - 6/1/44, totaling $630,037)	617,683	617,683
RBC Capital Markets LLC, dated 3/31/16, due 4/1/16, 0.28%, total to be received $617,688 (collateralized by various U.S. Government Agency Obligations, 1.75% - 6.00%, 6/1/18 - 4/1/46, totaling $630,037)	617,683	617,683

Total Repurchase Agreements		2,653,823

Total Investments - 89.5%
(Cost $38,867,208)		40,232,741

Cash and Other Assets, Less Liabilities - 10.5%		4,720,451

Net Assets - 100.0%		$44,953,192

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares	Value

Securities Sold Short - (4.1)%
Consumer Discretionary - (4.1)%

Multiline Retail - (2.0)%
Macy’s, Inc.	(20,000)	$(881,800)

Hotels, Restaurants & Leisure - (2.1)%
McDonald’s Corp.	(7,500)	(942,600)

Total Consumer Discretionary		(1,824,400)

Total Securities Sold Short - (4.1%) (Proceeds $(1,643,900))		$(1,824,400)

Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2016. Total value of such securities at period-end amounts to $3,309,403 and represents 7.36% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Value

Common Stocks - 89.0%
Consumer Discretionary - 20.7%

Auto Components - 1.1%
Dorman Products, Inc.[1,2]	57,135	$3,109,287

Distributors - 0.4%
Fenix Parts, Inc.[1]	251,272	1,155,851

Diversified Consumer Services - 4.4%
2U, Inc.[1,2]	162,354	3,669,200
Easterly Acquisition Corp.[1,2]	276,799	2,745,846
Grand Canyon Education, Inc.[1]	81,908	3,500,748
Pace Holdings Corp.	258,485	2,582,265

		12,498,059

Hotels, Restaurants & Leisure - 3.3%
Del Frisco’s Restaurant Group, Inc.[1]	242,318	4,017,633
Dunkin’ Brands Group, Inc.[2]	81,878	3,862,185
Papa Murphy’s Holdings, Inc.[1,2]	130,312	1,557,228

		9,437,046

Leisure Equipment & Products - 1.3%
Arctic Cat, Inc.[2]	83,564	1,403,875
Malibu Boats, Inc. Class A1	138,392	2,269,629

		3,673,504

Media - 2.3%
National CineMedia, Inc.	434,970	6,615,894

Specialty Retail - 5.7%
Boot Barn Holdings, Inc. [1,2]	246,869	2,320,569
Five Below, Inc.[1,2]	66,162	2,735,137
Hibbett Sports, Inc.[1,2]	105,519	3,788,132
Monro Muffler Brake, Inc.	30,608	2,187,554
Sally Beauty Holdings, Inc.[1]	118,634	3,841,369
Winmark Corp.[2]	14,133	1,384,751

		16,257,512

Textiles, Apparel & Luxury Goods - 2.2%
Tumi Holdings, Inc.[1]	68,744	1,843,714
Wolverine World Wide, Inc.	247,039	4,550,458

		6,394,172

Total Consumer Discretionary		59,141,325

Energy - 2.9%

Energy Equipment & Services - 1.6%
RigNet, Inc.[1]	194,342	2,658,598
US Silica Holdings, Inc.	78,305	1,779,090

		4,437,688

Oil, Gas & Consumable Fuels - 1.3%
Evolution Petroleum Corp.	777,416	3,778,242

Total Energy		8,215,930

Financials - 4.9%

Capital Markets - 2.9%
Financial Engines, Inc.[2]	119,275	3,748,813

	Shares	Value

PennantPark Investment Corp.	225,644	$1,367,403
WisdomTree Investments, Inc.[2]	274,678	3,139,569

		8,255,785

Commercial Banks - 0.6%
Bank of the Ozarks, Inc.	41,131	1,726,268

Real Estate Investment Trusts - 1.4%
Jernigan Capital, Inc.[2]	88,065	1,375,575
National Storage Affiliates Trust	122,727	2,601,813

		3,977,388

Total Financials		13,959,441

Health Care - 14.7%

Biotechnology - 4.1%
Atara Biotherapeutics, Inc. [1,2]	17,856	339,800
BeiGene Ltd.[1,2]	28,608	838,500
Bluebird Bio, Inc.[1,2]	33,588	1,427,490
Chimerix, Inc. [1,2]	244,235	1,248,041
DBV Technologies SA ADR (France)[1]	51,392	1,672,810
Neurocrine Biosciences, Inc.[1]	36,063	1,426,292
Repligen Corp.[1]	53,392	1,431,973
Spark Therapeutics, Inc. [1,2]	20,811	614,133
Versartis, Inc.[1,2]	166,621	1,336,300
Xencor, Inc. [1,2]	97,774	1,312,127

		11,647,466

Health Care Equipment & Supplies - 5.7%
Endologix, Inc.[1,2]	314,370	2,628,133
Insulet Corp.[1]	36,731	1,218,000
LDR Holding Corp. [1]	156,542	3,990,256
Merit Medical Systems, Inc.[1]	74,114	1,370,368
Nevro Corp. [1,2]	27,010	1,519,583
Novadaq Technologies, Inc.[1,2]	140,973	1,563,391
Quidel Corp.[1,2]	78,017	1,346,573
Spectranetics Corp. (The)[1,2]	189,826	2,756,273

		16,392,577

Health Care Providers & Services - 0.9%
National Research Corp. Class A2	63,034	980,179
Trupanion, Inc. [1,2]	151,586	1,493,122

		2,473,301

Health Care Technology - 1.7%
Castlight Health, Inc. Class B1	353,699	1,177,817
HealthStream, Inc.[1]	65,764	1,452,727
Medidata Solutions, Inc.[1]	56,562	2,189,515

		4,820,059

Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. [1]	92,167	1,324,440
Pacific Biosciences of California, Inc.[1,2]	134,799	1,145,791

		2,470,231

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares	Value

Pharmaceuticals - 1.5%
Marinus Pharmaceuticals, Inc.[1]	215,427	$1,158,997
NeuroDerm Ltd.[1,2]	93,171	1,315,574
Revance Therapeutics, Inc.[1,2]	75,717	1,322,019
Syndax Pharmaceuticals, Inc.[1]	19,781	263,483
Syndax Pharmaceuticals, Inc.
Acquisition Date: 8/18/15, Cost $210,999[1,3,4]	15,081	170,715

		4,230,788

Total Health Care		42,034,422

Industrials - 26.3%

Aerospace & Defense - 1.9%
HEICO Corp. Class A	79,982	3,807,143
TASER International, Inc.[1,2]	76,169	1,495,198

		5,302,341

Air Freight & Logistics - 2.2%
Forward Air Corp.	89,637	4,062,349
Park-Ohio Holdings Corp.	53,737	2,301,018

		6,363,367

Commercial Services & Supplies - 8.5%
Clean Harbors, Inc.[1]	173,575	8,564,190
Heritage-Crystal Clean, Inc.[1]	527,256	5,240,925
InnerWorkings, Inc.[1]	272,563	2,166,876
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	102,735	2,782,064
SP Plus Corp.[1]	230,080	5,535,725

		24,289,780

Machinery - 2.9%
Kennametal, Inc.	108,184	2,433,058
Proto Labs, Inc.[1,2]	26,691	2,057,609
Tennant Co.	70,169	3,612,300

		8,102,967

Marine - 1.3%
Kirby Corp.[1]	58,942	3,553,613

Professional Services - 4.2%
Advisory Board Co. (The)[1]	44,203	1,425,547
CEB, Inc.	86,366	5,590,471
TriNet Group, Inc.[1]	227,640	3,266,634
TrueBlue, Inc.[1]	69,077	1,806,363

		12,089,015

Road & Rail - 3.1%
Heartland Express, Inc.[2]	278,176	5,160,165
Roadrunner Transportation Systems, Inc.[1]	150,883	1,880,002
Saia, Inc.[1]	67,537	1,901,167

		8,941,334

	Shares	Value

Trading Companies & Distributors - 2.2%
MSC Industrial Direct Co., Inc. Class A	59,358	$4,529,609
WESCO International, Inc.[1,2]	31,234	1,707,563

		6,237,172

Total Industrials		74,879,589

Information Technology - 18.6%

Electronic Equipment & Instruments - 1.0%
DTS, Inc.[1]	58,783	1,280,294
Mesa Laboratories, Inc.	15,763	1,518,765

		2,799,059

Internet Software & Services - 9.4%
Carbonite, Inc.[1]	432,658	3,448,284
ChannelAdvisor Corp.[1]	306,013	3,442,646
Cimpress, N.V. (Netherlands)[1]	34,526	3,131,163
comScore, Inc.[1]	50,617	1,520,535
Demandware, Inc.[1,2]	74,061	2,895,785
Envestnet, Inc.[1]	75,716	2,059,475
LivePerson, Inc.[1]	388,620	2,273,427
New Relic, Inc. [1,2]	55,831	1,456,073
Q2 Holdings, Inc.[1]	68,700	1,651,548
SciQuest, Inc.[1]	102,561	1,423,547
Shutterstock, Inc.[1,2]	60,795	2,233,000
SPS Commerce, Inc.[1]	29,987	1,287,642

		26,823,125

IT Services - 1.9%
Cass Information Systems, Inc.	50,191	2,627,499
Euronet Worldwide, Inc.[1]	17,713	1,312,710
Forrester Research, Inc.	46,493	1,562,630

		5,502,839

Software - 5.3%
Barracuda Networks, Inc.[1,2]	140,013	2,156,200
Callidus Software, Inc.[1]	147,607	2,462,085
Descartes Systems Group, Inc. (The)[1]	109,307	2,132,580
Exa Corp.[1]	320,572	4,151,407
Fleetmatics Group Plc (Ireland)[1,2]	72,597	2,955,424
RealPage, Inc.[1]	58,253	1,213,992

		15,071,688

Technology Hardware, Storage & Peripherals - 1.0%
Stratasys Ltd.[1,2]	114,475	2,967,192

Total Information Technology		53,163,903

Materials - 0.9%

Chemicals - 0.9%
Balchem Corp.	40,245	2,495,995

Total Materials		2,495,995

Total Common Stocks - 89.0% (Cost $258,538,939)		253,890,605

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

	Shares/
	Principal
	Amount	Value

Short-Term Investments - 17.5%[5]
Money Market Funds - 3.3%

Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.25%	2,126,000	$2,126,000
Federated Treasury Obligations Fund, 0.17%	1,423,000	1,423,000
Fidelity Money Market Funds, Government Portfolio, Institutional Class, 0.27%	1,970,000	1,970,000
STIT, Treasury Portfolio, 0.20%	1,920,000	1,920,000
STIT, Government & Agency Portfolio, 0.23%	2,056,000	2,056,000

Total Money Market Funds		9,495,000

Repurchase Agreements - 14.2%

BNP Paribas S.A., dated 3/31/16, due 4/1/16, 0.30%, total to be received $5,585,783 (collateralized by various U.S. Government Agency Obligations, 0.00% - 8.13%, 5/15/16 - 8/15/43, totaling $5,697,457)	$5,585,736	5,585,736
HSBC Securities, Inc., dated 3/31/16, due 4/1/16, 0.29%, total to be received $11,632,675 (collateralized by various U.S. Government Agency Obligations, 1.38% - 6.50%, 7/1/18 - 3/1/46, totaling $11,865,251)	11,632,581	11,632,581

	Shares/
	Principal
	Amount	Value

Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/16, due 4/1/16, 0.30%, total to be received $11,632,678 (collateralized by various U.S. Government Agency Obligations, 1.41% - 7.00%, 5/15/24 - 1/20/66, totaling $11,865,233)	$11,632,581	$11,632,581
Mizuho Securities USA, Inc., dated 3/31/16, due 4/1/16, 0.34%, total to be received $11,632,691 (collateralized by various U.S. Government Agency Obligations, 1.94% - 9.50%, 10/1/19 - 6/1/44, totaling $11,865,233)	11,632,581	11,632,581

Total Repurchase Agreements		40,483,479

Total Short-Term Investments - 17.5% (Cost $49,978,479)		49,978,479

Total Investments - 106.5% (Cost $308,517,418)		303,869,084

Liabilities in Excess of Other Assets - (6.5)%		(18,636,815)

Net Assets - 100.0%		$285,232,269

ADR—American Depositary Receipt.

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2016. Total value of such securities at period-end amounts to $56,019,861 and represents 19.64% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $170,715 and represents 0.06% of net assets.
[5]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds“ or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland Corporation.

The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

a.	Share Valuation: The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.

b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Meridian Funds	13	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2016 (Unaudited)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2016 is as follows:

	Level 1	Level 2	Level 3	Total

Meridian Growth Fund
Common Stocks
Consumer Discretionary	$281,919,930	—	—	$281,919,930
Consumer Staples	6,178,747	—	—	6,178,747
Energy	27,371,205	—	—	27,371,205
Financials	70,636,111	—	—	70,636,111
Health Care	182,214,091	$351,810	$903,128	183,469,029
Industrials	337,639,325	—	—	337,639,325
Information Technology	237,961,059	—	—	237,961,059
Short-Term Investments
Money Market Funds	35,486,000	—	—	35,486,000
Repurchase Agreements	—	138,018,210	—	138,018,210

Total Investments	$1,179,406,468	$138,370,020	$903,128	$1,318,679,616

Meridian Contrarian Fund
Common Stocks[1]	$506,255,857	—	—	$506,255,857
Short-Term Investments
Money Market Funds	9,803,000	—	—	9,803,000
Repurchase Agreements	—	$43,955,098	—	43,955,098

Total Investments	$516,058,857	$43,955,098	—	$560,013,955

Meridian Equity Income Fund
Assets:
Common Stocks[1]	$36,136,733	—	—	$36,136,733
Corporate Bonds	—	$1,392,160	—	1,392,160
Call Options Purchased	50,025	—	—	50,025
Short-Term Investments	—	2,653,823	—	2,653,823

Total Investments - Assets	$36,186,758	$4,045,983	—	$40,232,741

Liabilities:
Securities Sold Short.	(1,824,400)	—	—	(1,824,400)

Total Investments - Liabilities	$(1,824,400)	—	—	$(1,824,400)

Meridian Small Cap Growth Fund
Common Stocks
Consumer Discretionary	$59,141,325	—	—	$59,141,325
Energy	8,215,930	—	—	8,215,930
Financials	13,959,441	—	—	13,959,441
Health Care	41,863,707	—	$170,715	42,034,422
Industrials	74,879,589	—	—	74,879,589

Meridian Funds	14	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total

Meridian Small Cap Growth Fund (continued)
Information Technology	$53,163,903	—	—	$53,163,903
Materials.	2,495,995	—	—	2,495,995
Short-Term Investments
Money Market Funds	9,495,000	—	—	9,495,000
Repurchase Agreements	—	$40,483,479	—	40,483,479

Total Investments	$263,214,890	$40,483,479	$170,715	$303,869,084

1 See Schedule of Investments for values in each industry.

The Funds’ policy is to recognize transfers among levels as of the end of the reporting period. There were no transfers between levels during the period ended March 31, 2016.

Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Meridian Growth Fund

	Beginning Balance 07/01/15	Total Purchases	Total Sales	Net Change in Unrealized Gain/(Loss)	Ending Balance 3/31/16
Investments in Securities
Common Stocks	$—	$1,489,005	$(372,761)[1]	$(213,116)	$903,128

Total Level 3	$—	$1,489,005	$(372,761)	$(213,116)	$903,128

[1] Amount decrease due to in-kind redemptions.

Meridian Small Cap Growth Fund

	Beginning Balance 07/01/15	Total Purchases	Total Sales	Net Change in Unrealized Gain/(Loss)	Ending Balance 3/31/16
Investments in Securities
Common Stocks	$—	$210,999	$—	$(40,284)	$170,715

Total Level 3	$—	$210,999	$—	$(40,284)	$170,715

2.	Other Investment Transactions

a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

b.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

The following table summarizes the securities received as collateral for securities lending.

Meridian Funds	15	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2016 (Unaudited)

	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 5.25%	4/7/16 - 5/15/45	$37,995,922
Contrarian Fund	U.S. Government Obligations	0.00% - 5.25%	4/7/16 - 5/15/45	9,502,381
Equity Income Fund	U.S. Government Obligations	0.00% - 6.00%	6/15/16 - 2/15/26	658,580
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 5.25%	4/7/16 - 5/15/45	7,226,540

As of March 31, 2016, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $206,823,789, $62,367,681, $3,309,403, and $56,019,861, respectively. Securities on loan are footnoted in the Schedules of Investments. The total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $211,500,132, $63,260,479, $3,312,403 and $57,205,019, respectively.

c.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.

At March 31, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund were $138,018,210, $43,955,098, $2,653,823 and $40,483,479, respectively.

d.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered, “meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

e.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short

Meridian Funds	16	www.meridianfund.com

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2016 (Unaudited)

sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

f.	In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For purposes of U.S. GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer.

g.	Money Market Funds: Investments in open-end U.S. mutual funds are valued at net asset value each business day.

3.	Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2016 were as follows:

		Aggregrate Gross	Aggregrate Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregrate Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Growth Fund	$1,273,191,699	$146,108,831	$(100,620,914)	$45,487,917
Contrarian Fund	501,808,964	85,614,624	(27,409,633)	58,204,991
Equity Income Fund	38,918,297	5,063,039	(3,748,595)	1,314,444
Small Cap Growth Fund	308,900,977	19,395,979	(24,427,872)	(5,031,893)

Meridian Funds	17	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/David J. Corkins

David J. Corkins

Principal Executive Officer and President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/David J. Corkins

David J. Corkins

Principal Executive Officer and President

Date:	May 27, 2016

By:	/s/ Derek J. Mullins

Derek J. Mullins

Principal Financial Officer and Treasurer

Date:	May 27, 2016